Material Accounting Policies - Tangible fixed assets (Details)	12 Months Ended
Dec. 31, 2024
LNG vessel component
Vessel cost:
Useful lives	35 years
Dry-docking component
Vessel cost:
Useful lives	5 years
Intermediate survey component, estimated
Vessel cost:
Useful lives	2 years 6 months
Intermediate survey component, estimated | Minimum
Vessel cost:
Useful lives	1 year
Intermediate survey component, estimated | Maximum
Vessel cost:
Useful lives	3 years